Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001005020
Virtus Newfleet Senior Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Newfleet Senior Floating Rate Fund
Supplement [Text Block]	ck0001005020_SupplementTextBlock

Virtus Newfleet Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 19, 2018 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

Important Notice to Investors

Effective March 29, 2018, the changes described below will be made to the respective fund’s prospectuses.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

Virtus Newfleet Senior Floating Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense on Borrowings	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[3]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	247
5 Years	rr_ExpenseExampleYear05	440
10 Years	rr_ExpenseExampleYear10	1,000
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	247
5 Years	rr_ExpenseExampleNoRedemptionYear05	440
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,000

[1]	Restated to reflect current management fee.
[2]	Restated to reflect certain contract and expense allocation changes.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.94% for Class A Shares, 1.69% for Class C Shares, 0.69% for Class I Shares, 0.55% for Class R6 Shares and 0.94% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.